INCOME TAX AND CONTRIBUTION - Additional information (Details)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Tax loss carry forwards up to annual taxable income	30.00%
Aliquot base rate	15.00%
Applicable tax rate, corporate income tax IRPJ	10.00%
Applicable tax rate, social contribution tax CSLL	9.00%